NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Sep. 30, 2019
NATURE AND CONTINUANCE OF OPERATIONS
NATURE AND CONTINUANCE OF OPERATIONS

1.           NATURE AND CONTINUANCE OF OPERATIONS

Nature and Continuance of Operations

ESSA Pharma Inc. (the “Company”) was incorporated under the laws of the Province of British Columbia on January 6, 2009. The Company’s head office address is Suite 720 – 999 West Broadway, Vancouver, BC, V5Z 1K5. The registered and records office address is the 26th Floor at 595 Burrard Street, Three Bentall Centre, Vancouver, BC, V7X 1L3. The Company is listed on the NASDAQ Capital Market (“NASDAQ”) under the symbol “EPIX”, and on the Toronto Venture Exchange (“TSX-V”) under the symbol “EPI”.

The Company is focused on the development of small molecule drugs for the treatment of prostate cancer. The Company has acquired a license to certain patents (the “NTD Technology”) which were the joint property of the British Columbia Cancer Agency and the University of British Columbia. As at September 30, 2019, no products are in commercial production or use. Since September 2017, the Company has been focused on preclinical development of its next-generation compounds, and in March 2019 announced the selection of EPI-7386 as a final Investigational New Drug candidate. Prior to that, the Company’s primary activity was the Phase I clinical development of clinical candidate EPI-506, which was discontinued on September 11, 2017.

Acquisition of Realm Therapeutics plc

On July 31, 2019, the Company acquired all of the issued and outstanding shares of Realm Therapeutics plc (“Realm”) pursuant to a Scheme of Arrangement as sanctioned on July 29, 2019 by the High Court of Justice in England and Wales (the “Realm Acquisition”) (Note 4).

Share Consolidation

Effective April 25, 2018, the Company consolidated its issued and outstanding common shares on the basis of one post-consolidation share for 20 pre-consolidation shares. Unless otherwise stated, all share and per share amounts have been restated retrospectively to reflect this share consolidation.

Going Concern

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) assuming the Company will continue on a going-concern basis. The Company has incurred losses and negative operating cash flows since inception. The Company incurred a net loss of $10,441,865 during the year ended September 30, 2019 and has an accumulated deficit of $54,810,951. The ability of the Company to continue as a going concern in the long-term depends upon its ability to develop profitable operations and to continue to obtain adequate financing. As at September 30, 2019, the Company has not advanced its research into a commercially viable product. The Company’s continuation as a going concern is dependent upon the successful development of its NTD Technology to a commercial standard. During the year ended September 30, 2019, the Company completed a financing and acquired capital resources in the Realm Acquisition which are anticipated to provide funds to deliver on an operating plan through the next fiscal year and beyond.

The consolidated financial statements do not include adjustments to amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue operations. The Company’s operations and research programs are dependent on the Company’s ability to receive financial support once the current resources have been depleted.